Other operating results net (Tables)	12 Months Ended
Jun. 30, 2025
Other operating results, net
Schedule of other operating results
	06.30.2025	06.30.2024	06.30.2023
Realization of currency translation adjustment (*)	-	-	2,215
Donations	(1,251)	(1,191)	(1,840)
Gain / (loss) from disposal of associates and joint ventures	2,766	(1,903)	-
Lawsuits and other contingencies	(3,489)	(9,332)	(38,601)
Administration fees	951	472	552
Interest and allowances generated by operating credits	1,607	2,635	3,424
Gain / (loss) from disposal of property, plant and equipment	12	(3)	(3,545)
Impairment of trading properties	(19,125)	-	-
Others	1,475	2,674	524
Total other operating results, net	(17,054)	(6,648)	(37,271)